Subsequent Events	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Subsequent Events
Subsequent Events

Note 16 – Subsequent Events

The Company entered into a share exchange agreement (the “Agreement”) with Tian Ruixiang Holdings Ltd. (“TRX”), all shareholders of Ucare (the “Sellers”), and Mr. Wei Zhu serving as seller representative. Pursuant to the Agreement, the Purchaser has agreed to acquire 100% of Ucare’s issued and outstanding shares from the Sellers (the “Acquisition”), in exchange for newly- issued class A ordinary shares of a par value of US$0.025 each, of TRX (the “TRX Exchange Shares”).

On June 30, 2025, the Company closed the Acquisition for a purchase price of 101,486,575 TRX Exchange Shares. On the same day, the Company issued an aggregate of 10,148,658 Class A Ordinary Shares, representing 10% of the TRX Exchange Shares, to the financial consultant and/or its designees.

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued. The Company has evaluated all events or transactions that occurred after April 30, 2025, up through the date the Company issued the unaudited condensed consolidated financial statements and concluded that no other material subsequent events to be disclosed.

Note 17 – Subsequent Events

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued. The Company has evaluated all events or transactions that occurred after October 31, 2024, up through the date the Company issued the consolidated financial statements and concluded that no material subsequent events to be disclosed.